segment information	12 Months Ended
Dec. 31, 2024
segment information
segment information
5	segment information

General

Operating segments are components of an entity that engage in business activities from which they earn revenues and incur expenses (including revenues and expenses related to transactions with the other component(s)), the operations of which can be clearly distinguished and for which the operating results are regularly reviewed by a chief operating decision-maker to make resource allocation decisions and to assess performance. We have embarked upon the modification of our internal and external reporting processes, systems and internal controls arising from the acquisition and ongoing integration of LifeWorks Inc. and correspondingly we are assessing our segmented reporting structure.

The TELUS technology solutions segment includes: network revenues and equipment sales arising from mobile technologies; data revenues (which include internet protocol; television; hosting, managed information technology and cloud-based services; and home and business security and automation); healthcare services, software and technology solutions (including employee and family assistance programs and benefits administration); agriculture and consumer goods services (software, data management and data analytics-driven smart-food chain and consumer goods technologies); voice and other telecommunications services revenues; and equipment sales.

The TELUS digital experience segment (formerly the digitally-led customer experiences – TELUS International (DLCX) segment), which has the U.S. dollar as its primary functional currency, is comprised of digital customer experience and digital-enablement transformation solutions, including artificial intelligence and content management, provided by our TELUS International (Cda) Inc. subsidiary.

Intersegment sales are recorded at the exchange value, which is the amount agreed to by the parties.

The segment information regularly reported to our Chief Executive Officer (our chief operating decision-maker), and the reconciliation thereof to our products and services view of revenues, other revenues and income before income taxes, are set out in the following table.

	TELUS technology solutions						TELUS digital
	Mobile		Fixed		Segment total		experience [1]		Eliminations		Total
Years ended December 31 (millions)	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Operating revenues
External revenues
Service	$7,099	$7,059	$7,757	$7,550	$14,856	$14,609	$2,732	$2,899	$—	$—	$17,588	$17,508
Equipment	2,256	2,158	295	339	2,551	2,497	—	—	—	—	2,551	2,497
Revenues arising from contracts with customers	$9,355	$9,217	$8,052	$7,889	17,407	17,106	2,732	2,899	—	—	20,139	20,005
Other income (Note 7)					164	84	83	27	—	—	247	111
					17,571	17,190	2,815	2,926	—	—	20,386	20,116
Intersegment revenues					12	15	909	756	(921)	(771)	—	—
					$17,583	$17,205	$3,724	$3,682	$(921)	$(771)	$20,386	$20,116
EBITDA [2]					$6,292	$5,722	$598	$709	$(50)	$—	$6,840	$6,431
Restructuring and other costs included in EBITDA (Note 16)					432	653	61	65	—	—	493	718
Adjusted EBITDA [2]					$6,724	$6,375	$659	$774	$(50)	$—	$7,333	$7,149
Capital expenditures [3]					$2,540	$2,697	$143	$125	$(48)	$—	$2,635	$2,822
Adjusted EBITDA less capital expenditures [2]					$4,184	$3,678	$516	$649	$(2)	$—	$4,698	$4,327
Operating revenues – external and other income (above)					$17,583	$17,205	$3,724	$3,682	$(921)	$(771)	$20,386	$20,116
Goods and services purchased					7,813	7,649	693	659	(867)	(771)	7,639	7,537
Employee benefits expense					3,478	3,834	2,433	2,314	(4)	—	5,907	6,148
EBITDA (above)					$6,292	$5,722	$598	$709	$(50)	$—	6,840	6,431

									Depreciation		2,513	2,514
									Amortization of intangible assets		1,523	1,555
									Operating income		2,804	2,362
									Financing costs		1,576	1,273
									Income before income taxes		$1,228	$1,089

1

The TELUS digital experience segment (formerly the digitally-led customer experiences – TELUS International segment) is comprised of our consolidated TELUS International (Cda) Inc. subsidiary. All of our other international operations are included in the TELUS technology solutions segment.

2

Earnings before interest, income taxes, depreciation and amortization (EBITDA), both unadjusted and adjusted, are not standardized financial measures under IFRS Accounting Standards and may not be comparable to similar measures disclosed by other issuers (including those disclosed by TELUS International (Cda) Inc.); we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We calculate adjusted EBITDA to exclude items that do not reflect our ongoing operations and, in our opinion, should not be considered in a long-term valuation metric or included in an assessment of our ability to service or incur debt. We report EBITDA, adjusted EBITDA and adjusted EBITDA less capital expenditures because they are key measures that management uses to evaluate the performance of our business, and EBITDA is also utilized in determining compliance with certain debt covenants.

3

See Note 31(a) for a reconciliation of capital asset additions, excluding spectrum licences, to cash payments for capital assets, excluding spectrum licences, reported in the Consolidated statements of cash flows.

Geographical information

We attribute revenues from external customers to individual countries on the basis of the location in which the goods and/or services are provided; for the year ended December 31, 2024, we attributed approximately $3.7 billion (2023 – $3.8 billion) of our revenues to countries other than Canada (our country of domicile). We do not have significant amounts of property, plant and equipment located outside of Canada. As at December 31, 2024, on a historical cost basis, we had approximately $3.2 billion (2023 – $3.2 billion) and approximately $4.2 billion (2023 – $3.8 billion) of intangible assets and goodwill, respectively, located outside of Canada.